Revenue (Details) - Customers [Member] - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Revenue [Line Items]
Revenue	$ 7,832,631	$ 6,542,509	$ 4,504,416
Contract liability	124,507	191,066	268,068
Over Time [Member]
Revenue [Line Items]
Revenue	$ 12,481,187	$ 10,145,855
Short Period of Time [Member]
Revenue [Line Items]
Revenue			$ 8,051,575